Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 46,616	$ 44,516
Tier 1 capital	53,303	49,481
Total capital	61,338	56,809
Total risk-weighted assets (RWA)	$ 347,712	$ 333,502
CET1 ratio	13.40%	13.30%
Tier 1 capital ratio	15.30%	14.80%
Total capital ratio	17.60%	17.00%
Leverage ratio exposure	$ 1,244,201	$ 1,155,432
Leverage ratio	4.30%	4.30%
TLAC available	$ 114,311	$ 101,062
TLAC ratio	32.90%	30.30%
TLAC leverage ratio	9.20%	8.70%